Significant Accounting Policies and Pronouncements (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Aug. 01, 2019	Jul. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Accounts payable repayment period	30 days
Trade and other payables repayment period	12 months
Lease liabilities	$ 43,885	$ 29,116	$ 21,360	$ 0
As reported under IFRS 16 August 1, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Short term leases with lease terms of less than twelve months			5,000
Lease liabilities			21,360
Right-of-use assets			$ 21,360
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Maturity term for short-term investments	3 months
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Maturity term for short-term investments	12 months